    As filed with the Securities and Exchange Commission on November 20, 2006

                                           1933 Act Registration No. 333-

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___

                      [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800)-342-5734

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                         100 Summer Street, Suite 1500
                                Boston, MA 02110
                    (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest without par value.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective on December 20, 2006 pursuant to Rule 488.

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-888-STI-FUND

                                                             [December 18, 2006]

Dear Shareholder:

     On behalf of the Board of Trustees of the STI Classic Funds, we are pleased to invite you to a Special Meeting of Shareholders of the STI Classic Balanced Fund (the "Balanced Fund") to be held at 10:00 a.m., Eastern Time, on Monday, February 19, 2007 at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110 (the "Meeting"). At the Meeting, you will be asked to approve the Plan of Reorganization, which contemplates the reorganization of each class of the Balanced Fund into a corresponding share class of the STI Classic Life Vision Moderate Growth Fund (the "Life Vision Moderate Growth Fund") (the "Reorganization").

     The Board of Trustees unanimously approved the Plan of Reorganization on behalf of the Balanced Fund and the Life Vision Moderate Growth Fund at a meeting held on November 14, 2006. In coming to this conclusion, the Trustees considered a variety of factors including:

     -    THE EVOLUTION OF ASSET ALLOCATION FUNDS

     -    THE COMPATIBILITY OF THE FUNDS' OBJECTIVES AND POLICIES

     - THE EXPENSE RATIOS OF THE FUNDS AND THE EXPECTED DECREASE IN EXPENSES FOR BALANCED FUND SHAREHOLDERS AS A RESULT OF THE REORGANIZATION

     -    THE POTENTIAL ECONOMIES OF SCALE RESULTING FROM THE REORGANIZATION

     -    THE PERFORMANCE OF THE FUNDS

     -    THE CHARACTERISTICS OF THE FUNDS, INCLUDING ASSET SIZE AND HOLDINGS

     -    THE INVESTMENT ADVISER OF THE FUNDS

     - THE DIRECT OR INDIRECT FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION TO SHAREHOLDERS

     The details of the proposed Plan of Reorganization are set forth in the combined proxy statement/prospectus which accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

     Most shareholders cast their votes by telephone or via the internet. PLEASE REFER TO YOUR PROXY CARD for simple instructions on how to vote by telephone, by mail or via the internet.

     YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, a majority of shares must be represented in person or by proxy vote. Please vote promptly.

     We thank you for your continued confidence and support in the STI Classic Funds.

                                        Sincerely,


                                        /s/ R. Jeffrey Young
                                        ----------------------------------------
                                        R. Jeffrey Young
                                        President
                                        STI Classic Funds

                               QUESTIONS & ANSWERS

                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                          THE STI CLASSIC BALANCED FUND

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO MERGE THE BALANCED FUND WITH THE LIFE VISION MODERATE GROWTH FUND (EACH A "FUND" AND TOGETHER, THE "FUNDS")?

A. Over the past decade, there has been an evolution in asset allocation funds. We have moved from funds that have basic assets class allocations (stock/bond) like the BALANCED FUND, to funds that provide more meaningful diversification within the asset classes (large cap, mid-cap, international, etc.) like the LIFE VISION MODERATE GROWTH FUND. The Reorganization is proposed to provide Balanced Fund shareholders with more meaningful diversification in a Fund that has a similar investment goal and an expected lower cost. Before approving the Reorganization of these Funds, the Board of Trustees evaluated several factors including the compatibility of the Funds' investment objectives, the Funds' expense ratios, the potential economies of scale resulting from the Reorganization, the performance of the Funds, the characteristics of the Funds, including asset size and holdings, and the management of the Funds. After careful consideration, the Board of Trustees determined that the Plan of Reorganization is in the best interests of each Fund's shareholders.

Q. HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If the Reorganization is approved, you will become a shareholder of the LIFE VISION MODERATE GROWTH FUND, which has investment objectives and policies similar to the BALANCED FUND. As a shareholder of the LIFE VISION MODERATE GROWTH FUND, you will continue to have access to the wide array of portfolios offered by the STI Classic Funds. The LIFE VISION MODERATE GROWTH FUND is a fund of funds that invests in a combination of other STI Classic Funds as further explained in the enclosed proxy statement/prospectus.

The Reorganization provides for the transfer of all of the assets and stated liabilities of the BALANCED FUND to the LIFE VISION MODERATE GROWTH FUND in exchange for shares of the corresponding class of the LIFE VISION MODERATE GROWTH FUND of equal value. There are no sales charges associated with this transaction. Each BALANCED FUND shareholder will receive shares of the LIFE VISION MODERATE GROWTH FUND equal in value to their BALANCED Fund shares. The net asset value per share of the Fund that you hold will change; however, the number of shares that you own will be adjusted so that there will be no change in the value of your account as a result of the Reorganization.

Lastly, the net total operating expenses actually charged by the LIFE VISION MODERATE GROWTH FUND are expected to remain lower than those of the BALANCED FUND, resulting in a reduction of fund operating expenses to you as a shareholder.

Q. WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. The Reorganization is not designed to be tax-free. Thus, BALANCED FUND shareholders who become shareholders of the LIFE VISION MODERATE GROWTH FUND by reason of exchanging their shares of the BALANCED FUND for shares of the LIFE VISION MODERATE GROWTH FUND may realize a gain or loss for federal income tax purposes. Furthermore, in the event that the Reorganization is not approved, the potential liquidation and subsequent termination of the BALANCED FUND could also result in a gain or loss for federal income tax purposes. For more information about the tax consequences of owning shares of the LIFE VISION MODERATE GROWTH FUND, please see the LIFE VISION MODERATE GROWTH FUND prospectus.

Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Q. WHAT ARE THE LIFE VISION MODERATE GROWTH FUND'S CUSIPS AND TICKER SYMBOLS?

A. The LIFE VISION MODERATE GROWTH FUND'S ticker symbols are SVMAX, SVGLX and CLVBX and CUSIPS are 784767345, 78476A736 and 784767865 for the A, C and I Shares, respectively.

Q. WHO IS THE LIFE VISION MODERATE GROWTH FUND'S PORTFOLIO MANAGER?

A. Mr. Alan Gayle is portfolio manager of the LIFE VISION MODERATE GROWTH FUND. He has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. Mr. Gayle has served as lead manager of the LIFE VISION MODERATE GROWTH FUND since the Fund's inception. He has more than 29 years of investment experience.

Q. WHO GETS TO VOTE?

A. All shareholders of the BALANCED FUND as of December 8, 2006 are eligible and entitled to vote.

Q. HOW DOES THE STI CLASSIC FUNDS' BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Trustees of the STI Classic Funds unanimously recommends that you vote "FOR" the proposed Reorganization.

Q. HOW CAN I VOTE?

A. You may vote by mail, telephone or the internet. Please refer to the simple instructions on the next page for information regarding voting. If your proxy is properly returned by the close of business on February 16, 2007, your proxy will be voted in accordance with your instructions. If a proxy card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares "FOR" the proposal.

IF A PROXY CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q. WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your financial consultant or the STI Classic Funds directly at 1-888-STI-FUND.

                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                             YOUR VOTE IS IMPORTANT!

For your convenience, there are three ways to vote.

VOTE BY MAIL

     1.   Read the accompanying proxy statement/prospectus.

     2.   Check the appropriate box on the proxy card.

     3.   Sign and date the proxy card.

     4.   Return the proxy card in the envelope provided.

VOTE BY TELEPHONE

It's fast, convenient, and your vote is immediately confirmed and posted.

Just follow these 4 easy steps:

     1. Read the accompanying proxy statement/prospectus and have the proxy card at hand.

     2.   Using a touch tone phone, call 1-800-690-6903.

     3.   Enter your control number located on your ballot.

     4.   Follow the simple recorded instructions.

VOTE BY INTERNET

It's fast, convenient, and your vote is immediately confirmed and posted. Additionally, you can receive all future materials by internet.

Just follow these 4 easy steps:

     1.   Read the accompanying Proxy Statement/Prospectus.

     2.   Go to www.proxyvote.com.

     3.   Enter your control number located on your ballot.

     4.   Follow the simple instructions.

BENEFITS OF TELEPHONE AND INTERNET VOTING:

*    Immediate voting results.

*    Voting 7 days a week, 24 hours a day (except day of Meeting).

                      DO NOT RETURN YOUR PROXY VOTING CARD
                   IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 19, 2007

To the Shareholders of the STI Classic Balanced Fund:

     Notice is hereby given that a Special Meeting of Shareholders of the STI Classic Funds (the "Trust"),with respect to the STI Classic Balanced Fund (the "Balanced Fund"), will be held at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, on Monday, February 19, 2007 at 10:00 a.m., Eastern Time, or as postponed or adjourned from time to time (the "Meeting"), for the following purposes:

     Proposal 1: To approve the Plan of Reorganization for the Balanced Fund and the Life Vision Moderate Growth Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Balanced Fund in exchange for shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value and (ii) the distribution of shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value to the shareholders of the Balanced Fund.

     Proposal 2. The transaction of such other business as may properly be brought before the Meeting.

     Proposal 1 is described in the attached proxy statement/prospectus. The Board of Trustees unanimously recommends that you vote in favor of the proposal.

     Shareholders of record as of the close of business on December 8, 2006 are entitled to notice of, and to vote at, the Meeting or any postponement(s) or adjournment(s) of the Meeting.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN THE PERSON. DO NOT RETURN THE PROXY VOTING CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED BY THE CLOSE OF BUSINESS ON FEBRUARY 16, 2007.


                                        /s/ Cynthia J. Surprise
                                        ----------------------------------------
                                        Cynthia J. Surprise
                                        Secretary
                                        STI Classic Funds

                                STI CLASSIC FUNDS

                            STI CLASSIC BALANCED FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-888-STI-FUND

                           PROXY STATEMENT/PROSPECTUS

                         SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 19, 2007

     This combined proxy statement/prospectus ("Proxy/Prospectus") is being furnished by the Board of Trustees (the "Board") of the STI Classic Funds (the "Trust") in connection with the solicitation of proxies with respect to the proposals set forth below. This proxy will be voted at the Special Meeting of Shareholders of the STI Classic Balanced Fund (the "Balanced Fund"), a series of the Trust, to be held on February 19, 2007 at 10:00 a.m. Eastern Time, at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston Massachusetts 02110 or as postponed or adjourned from time to time (the "Meeting").

     At the Meeting, shareholders of the Balanced Fund will be asked to consider and approve a Plan of Reorganization (the "Plan") for the Balanced Fund and the STI Classic Life Vision Moderate Growth Fund (the "Life Vision Moderate Growth Fund"), another series of the Trust. The Balanced Fund and the Life Vision Moderate Growth Fund are referred to collectively in this Proxy/Prospectus as the "Funds." A copy of the Plan is attached as Exhibit A.

     Proposal 1: To approve the Plan for the Balanced Fund and the Life Vision
                 Moderate Growth Fund, which provides for and contemplates (i) the transfer of all of the assets and stated liabilities of the Balanced Fund in exchange for shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value and (ii) the distribution of shares of the corresponding classes of the Life Vision Moderate Growth Fund of equal value to the shareholders of the Balanced Fund.

     Proposal 2: The transaction of such other business as may properly be brought before the Meeting.

     The Plan provides that the Balanced Fund will transfer all of its assets and stated liabilities to the Life Vision Moderate Growth Fund. In exchange for the transfer of these assets and stated liabilities, the Life Vision Moderate Growth Fund will simultaneously issue shares of the Life Vision Moderate Growth Fund to the Balanced Fund in an amount equal in value to the net asset value of the Balanced Fund's shares. These transfers are expected to occur on or about February 19, 2007 (the "Reorganization").

     Immediately after the transfer of the Balanced Fund's assets and stated liabilities, the Balanced Fund will make a liquidating distribution to its shareholders of the Life Vision Moderate Growth Fund's shares received, so that holders of shares of the Balanced Fund at the Effective Time (as defined in the Plan) of the Reorganization will receive a number of shares of the Life Vision Moderate Growth Fund with the same aggregate value, and of the same class, as the shareholders had in the Balanced Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of the Balanced Fund will become shareholders of the Life Vision Moderate Growth Fund, and the Balanced Fund's legal existence will be terminated.

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers A Shares, C Shares, and I Shares. The Life Vision Moderate Growth Fund also offers B Shares, which are not impacted by the Reorganization. Trusco Capital Management, Inc. ("Trusco") is the investment adviser to the Funds. Trusco is registered under the Investment

Advisers Act of 1940, as amended (the "Advisers Act"). Trusco is a direct wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio, Inc. (together, "BISYS") are the principal underwriter and administrator, respectively, of the Funds.

     This Proxy/Prospectus sets forth concisely the information that shareholders of the Balanced Fund should know before voting on the Reorganization, and should be retained for future reference.

     Additional information is set forth in the Statement of Additional Information dated December 18, 2006 relating to this Proxy/Prospectus and in the A Shares, C Shares and I Shares prospectuses dated August 1, 2006 for the Funds, which are incorporated herein by reference. Shareholders of Balanced Fund I Shares have previously received a copy of the Life Vision Moderate Growth Fund prospectus. A copy of the Life Vision Moderate Growth Fund A Shares and C Shares prospectus is enclosed for shareholders of Balanced Fund A Shares and C Shares. A more detailed discussion of each Fund's investment objectives, principal strategies and principal risks is contained in the Funds' prospectuses dated August 1, 2006. A Statement of Additional Information for the Funds dated August 1, 2006, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated by reference into this Proxy/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Funds are on file with the SEC and are available without charge on the STI Classic Funds website at www.sticlassicfunds.com, by writing to BISYS Fund Services Limited Partnership at 3435 Stelzer Road, Columbus, OH 43219, or by calling toll-free 1-888-STI-FUND.

     The Funds' Annual Report for the year ended March 31, 2006 and Semi-Annual Report for the period ended September 30, 2006 can be obtained without charge on the STI Classic Funds' website at www.sticlassicfunds.com or by contacting the Trust at the telephone number and address stated above. The Annual and Semi-Annual Reports are also available on the SEC's website at www.sec.gov.

     This Proxy/Prospectus constitutes the proxy statement of the Balanced Fund for the Meeting and is expected to be sent to shareholders on or about December 26, 2006.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY
   Background of the Reorganization
   Tax Consequences
   Special Considerations and Risk Factors
   Business of the Trust
   Investment Adviser
   Other Service Providers
   Distribution Fees
COMPARATIVE FEES AND EXPENSES
   Advisory Fees
INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES
   Investment Strategies Differences
PRINCIPAL RISK FACTORS
PERFORMANCE INFORMATION
THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES
   Purchase Procedures
   Redemption Procedures
   Redemption Fee
   Redemptions In Kind
   Dividend Policies
INFORMATION RELATING TO THE REORGANIZATION
   Description of the Reorganization
   Costs of Reorganization
   Federal Income Taxes
   Capitalization
REASONS FOR THE REORGANIZATION
   General
   Terms and Conditions of the Reorganization
   Lack of Dilution to Shareholder Interest
   Relative Expense Ratios
   The Comparative Performance Records
   Compatibility of Investment Objectives, Policies and Restrictions Experience and Expertise of the Investment Adviser
   Assumption of Liabilities
   Tax Consequences
   Shareholder Liabilities and Rights
SHAREHOLDER RIGHTS
   General
   Shares
   Voting Requirements
   Shareholder Meetings
   Election and Term of Trustees
   Shareholder Liability
   Liability of Trustees
ADDITIONAL INFORMATION ABOUT THE FUNDS
   Interest of Certain Persons in the Transactions
   Financial Statements
VOTING MATTERS
   General Information
   Voting Rights and Required Vote

   Record Date and Outstanding Shares
PRINCIPAL SHAREHOLDERS
   Balanced Fund
   Life Vision Moderate Growth Fund
SHAREHOLDER INQUIRIES
Exhibit A - Form of Plan of Reorganization
Exhibit B - Management's Discussion of Fund Performance

                                     SUMMARY

     This summary is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Balanced Fund with those of the Life Vision Moderate Growth Fund. This synopsis is a summary of certain information contained elsewhere in this Proxy/Prospectus, the Plan, or incorporated by reference into this Proxy/Prospectus. Shareholders should read this entire Proxy/Prospectus carefully. The Plan governs the terms of the Reorganization and is attached as Exhibit A. For more information, please read the Funds' prospectuses.

     BACKGROUND OF THE REORGANIZATION. Pursuant to the Plan, the Balanced Fund will transfer all of its assets and stated liabilities to the Life Vision Moderate Growth Fund in exchange for shares of the Life Vision Moderate Growth Fund. The Balanced Fund will distribute the Life Vision Moderate Growth Fund shares that it receives to its shareholders in a complete liquidation. The result of the Reorganization is that shareholders of the Balanced Fund will become shareholders of the Life Vision Moderate Growth Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with this transaction. The Board, including a majority of Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of shareholders of the Funds, and that the interests of existing shareholders would not be diluted as a result of effecting the Reorganization. The Board recommends that you vote FOR the Plan.

     TAX CONSEQUENCES. The Reorganization is not designed to be tax-free. Thus, Balanced Fund shareholders who become shareholders of the Life Vision Moderate Growth Fund by reason of the Reorganization may realize a gain or loss for federal income tax purposes. Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. See "Information Relating to the Reorganization - Federal Income Taxes."

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Balanced Fund and the Life Vision Moderate Growth Fund are generally similar, there are certain differences. Therefore, an investment in the Life Vision Moderate Growth Fund may involve investment risks that, in some respects, are different from those of the Balanced Fund. For a more complete discussion of the risks associated with the Funds, see "Principal Risk Factors" below.

     BUSINESS OF THE TRUST. The Trust is an open-end management investment company organized as a Massachusetts business trust on January 15, 1992. The Trust offers redeemable shares in 52 separate series of investment portfolios, two of which are the Funds. Each Fund offers A Shares, C Shares, and I Shares. The Life Vision Moderate Growth Fund also offers B Shares, which are no longer available for purchase and are not involved in the Reorganization.

     INVESTMENT ADVISER. Trusco is a direct wholly-owned subsidiary of SunTrust and serves as the Investment Adviser to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of September 30, 2006, Trusco had approximately $73 billion in assets under management.

     OTHER SERVICE PROVIDERS. The Funds have the same administrator, distributor, transfer agent, custodian and independent registered public accounting firm.

     DISTRIBUTION FEES. The distributor for the Funds is BISYS Fund Services Limited Partnership (the "Distributor"), 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor receives no compensation for the distribution of I Shares. A Shares of the Funds have adopted a distribution and service plan under which the Balanced Fund and the Life Vision Moderate Growth Fund pay the Distributor up to 0.28% and 0.35%, respectively, of the average daily net assets of the Fund's A Shares. C Shares of the Funds have adopted a distribution and service plan under which the Funds pay the Distributor a fee of up to 1.00% of the average daily net assets of the applicable Fund.

                          COMPARATIVE FEES AND EXPENSES

The following table (1) compares the fees and expenses of the Balanced Fund and the Life Vision Moderate Growth Fund based on actual expenses for the twelve-month period ended March 31, 2006 and (2) shows the estimated fees and expenses for the Life Vision Moderate Growth Fund on a pro forma basis after giving effect to the Reorganization. The table enables you to compare and contrast the recent expense levels for the Balanced Fund and the Life Vision Moderate Growth Fund and obtain a general idea of what the expense level would be if the Reorganization occurs. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels, but actual expenses may be greater or less than those shown.

                 BALANCED FUND - A SHARES, C SHARES AND I SHARES
       LIFE VISION MODERATE GROWTH FUND - A SHARES, C SHARES AND I SHARES

                                                                                               LIFE VISION MODERATE
                                                              LIFE VISION MODERATE                  GROWTH FUND
                                     BALANCED FUND                 GROWTH FUND                 (POST REORGANIZATION)
                               ------------------------   ----------------------------     ----------------------------
                                  A        C        I        A          C          I          A          C          I
                               SHARES   SHARES   SHARES   SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                               ------   ------   ------   ------     ------     ------     ------     ------     ------
SHAREHOLDER FEES (fees paid directly from your investment):
Maximum Sales Charge Imposed
   on Purchases(1)              5.75%    None     None     5.75%      None       None       5.75%      None       None
Maximum Deferred Sales
   Charge(2)                    None     1.00%    None     None       1.00%      None       None       1.00%      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Investment Advisory Fees(3)     0.85%    0.85%    0.85%    0.10%      0.10%      0.10%      0.10%      0.10%      0.10%
Distribution and Service
   12b-1 Fees                   0.28%    1.00%    None     0.30%(4)   1.00%      None       0.30%(4)   1.00%      None
Other Expenses                  0.10%    0.10%    0.10%    0.08%      0.08%      0.08%      0.08%      0.08%      0.08%
Total Annual Operating
   Expenses(5)                  1.23%    1.95%    0.95%    0.48%(6)   1.18%(6)   0.18%(6)   0.48%(6)   1.18%(6)   0.18%(6)

(1) This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

(2) This sales charge is imposed if you sell C Shares within one year of your purchase.

(3) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

(4) The Life Vision Moderate Growth Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(5) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

(6) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 1.20% and 0.20% for A Shares, C Shares and I Shares, respectively. If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

     In addition to the Life Vision Moderate Growth Fund's direct expenses shown in the table above, the Life Vision Moderate Growth Fund indirectly bears a pro-rata share of the costs of the underlying STI Classic Funds. Based on adjusted expenses of the underlying STI Classic Funds, the indirect costs on investments in underlying STI Classic Funds were 0.64%. Therefore, total annualized expenses would be 1.12%, 1.82% and 0.82% for A Shares, C Shares and I Shares, respectively.

     EXAMPLE. This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the listed Fund would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
BALANCED FUND
   A Shares (with or without redemption)                 $693      $943     $1,212    $1,978
   C Shares
      - assuming complete redemption at end of period    $298      $612     $1,052    $2,275
      - assuming no redemption                           $198      $612     $1,052    $2,275
   I Shares                                              $ 97      $303     $  525    $1,166

LIFE VISION MODERATE GROWTH FUND
   A Shares (with or without redemption)                 $621      $720     $  828    $1,144
   C Shares
      - assuming complete redemption at end of period    $220      $375     $  649    $1,432
      - assuming no redemption                           $120      $375     $  649    $1,432
   I Shares                                              $ 18      $ 58     $  101    $  230

COMBINED FUND PRO FORMA
   A Shares (with or without redemption)                 $621      $720     $  828    $1,144
   C Shares
      - assuming complete redemption at end of period    $220      $375     $  649    $1,432
      - assuming no redemption                           $120      $375     $  649    $1,432
   I Shares                                              $ 18      $ 58     $  101    $  230

     The costs of investing in the Life Vision Moderate Growth Fund including both direct expenses and indirect expenses associated with investments in underlying STI Classic Funds would be:

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
LIFE VISION MODERATE GROWTH FUND
   A Shares (with or without redemption)                 $683      $911     $1,156    $1,860
   C Shares
      - assuming complete redemption at end of period    $285      $573     $  985    $2,137
      - assuming no redemption                           $185      $573     $  985    $2,137
   I Shares                                              $ 84      $262     $  455    $1,014

COMBINED FUND PRO FORMA
   A Shares (with or without redemption)                 $683      $911     $1,156    $1,860
   C Shares
      - assuming complete redemption at end of period    $285      $573     $  985    $2,137
      - assuming no redemption                           $185      $573     $  985    $2,137
   I Shares                                              $ 84      $262     $  455    $1,014

                 INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

This section will help you compare the investment goals and strategies of the Balanced Fund and the Life Vision Moderate Growth Fund. This section also provides information regarding the individuals who are primarily responsible for the day-to-day management of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

                       BALANCED FUND                                            LIFE VISION MODERATE GROWTH FUND
                       -------------                                            --------------------------------
Investment Goal        Capital appreciation and current income                  Capital appreciation and current income

Investment Focus       Primary     U.S. common stocks                           Equity and bond funds
                       Secondary   Bonds

Principal              Attempts to identify companies with improving earnings   Investing pursuant to an asset allocation
Investment Strategy    growth and bonds with moderate risk                      strategy in a combination of STI Classic Equity
                                                                                and Bond Funds

Investor Profile       Investors who want income from their investment, as      Investors who want income from their investment,
                       well as an increase in its value                         as well as an increase in its value, and are
                                                                                willing to be subject to the risks of equity
                                                                                securities

Principle Strategies   The Balanced Fund invests in common and preferred        The Life Vision Moderate Growth Fund principally
                       stocks, convertible securities, government               invests in STI Classic Funds that invest
                       obligations, corporate bonds, and U.S. traded equity     primarily in equity securities and fixed income
                       securities, including listed American Depositary         securities. The Fund's remaining assets may be
                       Receipts ("ADRs") among other types of securities. The   invested in shares of underlying STI Classic
                       Fund may invest in securities of U.S. and non-U.S.       Money Market Funds, securities issued by the
                       issuers. The Fund may invest in floating rate loans      U.S. Government, its agencies or
                       and emerging market debt, which are generally below      instrumentalities, repurchase agreements and
                       investment grade, high yield obligations. The Fund may   short-term paper.
                       also invest a portion of its assets in securities that
                       are restricted as to resale.                             In selecting a diversified portfolio of
                                                                                underlying STI Classic Funds, the Adviser
                       In selecting stocks for the Fund, the Adviser focuses    analyzes many factors, including the underlying
                       on generally large cap stocks which have improving       STI Classic Funds' investment objectives, total
                       earnings and fundamentals. In selecting bonds, the       returns, volatility and expenses.
                       Adviser seeks to minimize risk while striving to
                       outperform selected market indices.                      The Fund currently plans to invest in shares of
                                                                                the following underlying STI Classic Funds
                       Because companies and securities tend to shift in        within the percentage ranges indicated:
                       relative attractiveness, the Fund may buy and sell
                       securities frequently, which may result in higher                        Investment Range
                       transaction costs, additional capital gains tax                         (Percentage of the
                       liabilities and lower performance.                       Asset Class      Fund's Assets)
                                                                                ------------   ------------------
                                                                                Equity Funds         35-65%

                                                                                   Aggressive Growth Stock Fund
                                                                                   Capital Appreciation Fund
                                                                                   Emerging Growth Stock Fund
                                                                                   International Equity Fund
                                                                                   International Equity Index Fund
                                                                                   Large Cap Quantitative Equity Fund
                                                                                   Large Cap Relative Value Fund

                                                                                   Large Cap Value Equity Fund
                                                                                   Mid-Cap Equity Fund
                                                                                   Mid-Cap Value Equity Fund
                                                                                   Small Cap Growth Stock Fund
                                                                                   Small Cap Quantitative Equity Fund
                                                                                   Small Cap Value Equity Fund
                                                                                Bond Funds   35-65%
                                                                                   High Income Fund
                                                                                   High Quality Bond Fund
                                                                                   Investment Grade Bond Fund
                                                                                   Limited-Term Federal Mortgage Securities Fund
                                                                                   Seix Floating Rate High Income Fund
                                                                                   Seix High Yield Fund
                                                                                   Short-Term Bond Fund
                                                                                   Short-Term U.S. Treasury Securities Fund
                                                                                   Strategic Income Fund
                                                                                   Total Return Bond Fund (formerly, Core Bond Fund)
                                                                                   U.S. Government Securities Fund
                                                                                Money Market Fund   0-20%
                                                                                   Prime Quality Money Market Fund

                                                                                Other STI Classic Funds may be utilized.

                                                                                Because securities tend to shift in relative
                                                                                attractiveness, the Fund holds STI Classic Funds
                                                                                that buy and sell securities frequently, which
                                                                                may result in higher transaction costs,
                                                                                additional capital gains taxes and lower
                                                                                performance.

     In addition, to implement their investment strategies, both Funds may buy or sell derivative instruments (such as futures, options and swaps, including credit default swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

     INVESTMENT STRATEGIES DIFFERENCES. The Balanced Fund invests directly in stocks and bonds, with a focus on securities of large cap companies, which have improving earnings and fundamentals, and bonds selected to minimize risk while outperforming selected market indices. The Life Vision Moderate Growth Fund invests indirectly in stocks and bonds through investment in other STI Classic Funds. The Life Vision Moderate Growth Fund may invest without limitation in underlying Funds that focus their portfolio of investments in securities of small and mid-cap companies or fixed income securities.

     The Balanced Fund has a fundamental investment policy of not investing more than 25% of its total assets in the securities of companies whose principal business activities are in the same industry. The Life Vision Moderate Growth Fund may indirectly invest more than 25% of its total assets in one industry through its investments in underlying STI Classic Funds.

PRINCIPAL RISK FACTORS

     This section will help you compare the principal risks of investing in the Balanced Fund and the Life Vision Moderate Growth Fund. Please also refer to the Funds' prospectuses.

     The Balanced Fund and the Life Vision Moderate Growth Fund are subject to many of the same risks through, in the case of the Balanced Fund, direct investments in equities and bonds, and, in the case of the Life Vision Moderate Growth Fund, investments in other STI Classic Funds that invest directly in equities and bonds. These risks are:

     EQUITY RISK. The risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of a fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Balanced Fund.

     DEBT SECURITY RISK. Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations. Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing a Fund's return. The lower the rating of a debt security, the higher its credit risk.

     FOREIGN SECURITY RISK. Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

     BELOW INVESTMENT GRADE SECURITY RISK. Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

     FLOATING RATE LOAN RISK. The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require a fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. A fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

     U.S. GOVERNMENT SECURITY RISK. U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

     RESTRICTED SECURITY RISK. Restricted securities may increase the level of illiquidity in a fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

     DERIVATIVES RISK. Investments in derivatives expose a fund to additional volatility and potential losses. Credit default swaps can increase a fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

     LARGE CAP RISK. Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

     RISK DIFFERENCES. The Life Vision Moderate Growth Fund is subject to the risk that Trusco's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Life Vision Moderate Growth Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

     While the Balanced Fund focuses investments for the equity portion of its portfolio in securities of large cap companies, the Life Vision Moderate Growth Fund may invest in STI Classic Funds that focus their investments in securities of small and mid-cap companies. Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies a fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

     The value of an investment in the Life Vision Moderate Growth Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of the Life Vision Moderate Growth Fund's assets among them.

                             PERFORMANCE INFORMATION

The following past performance information for each Fund is set forth below: (1) a bar chart showing changes in each Fund's performance for I Shares from year to year for the last ten calendar years, and (2) tables detailing how the average annual total returns of each Fund, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for I Shares only and are calculated using the historical highest individual federal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The investment performance of the Funds, before and after taxes, is not necessarily an indication of how a Fund will perform in the future.

Balanced Fund

This bar chart shows changes in the performance of the Balanced Fund's I Shares from year to year.*

12.13%    1996
21.14%    1997
19.55%    1998
 4.66%    1999
 4.79%    2000
 0.23%    2001
(8.53)%   2002
10.05%    2003
 5.59%    2004
 0.88%    2005

Best Quarter   Worst Quarter
------------   -------------
   12.57%          -5.97%
 (12/31/98)      (6/30/02)

* The performance information shown above is based on a calendar year. Balanced Fund's total return from 1/1/06 to 9/30/06 was 3.94%%.

Life Vision Moderate Growth Fund

The Life Vision Moderate Growth Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 6, 2005. Performance shown for A Shares between June 30, 1997 and October 10, 2003 is that of I Shares, and has not been adjusted to reflect expenses associated with A Shares. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Life Vision Moderate Growth Fund's I Shares from year to year.*

10.51%    1996
16.41%    1997
11.15%    1998
 6.19%    1999
 5.46%    2000
(1.10)%   2001
(8.28)%   2002
19.98%    2003
 8.92%    2004
 4.30%    2005

Best Quarter   Worst Quarter
------------   -------------
   11.24%          -9.20%
 (12/31/98)      (9/30/02)

* The performance information shown above is based on a calendar year. The Life Vision Moderate Growth Fund's total return from 1/1/06 to 9/30/06 was 5.09%.

Management's discussion of the Life Vision Moderate Growth Fund's performance is included in Exhibit B.

AVERAGE ANNUAL TOTAL RETURNS

Balanced Fund

This table compares the Balanced Fund's average annual total returns for the periods ended December 31, 2005 to those of a Hybrid 60/40 Blend of the S&P 500(R) Index and the Lehman Brothers U.S. Government/Credit Index. These returns assume shareholders redeem all of their shares at the end of the period indicated. An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

                                                          1 Year   5 Years   10 Years
                                                          ------   -------   --------
I Shares
   Fund Returns Before Taxes                               0.88%     1.45%     6.71%
   Fund Returns After Taxes on Distributions              -0.53%     0.53%     4.75%
   Fund Returns After Taxes on Distributions and
      Sale of Fund Shares                                  1.95%     0.87%     4.73%
A Shares
   Fund Returns Before Taxes*                             -5.17%    -0.06%     5.75%
C Shares
   Fund Returns Before Taxes*                             -1.11%     0.39%     5.58%
Hybrid 60/40 Blend of the Following Market Benchmarks**    3.97%     3.10%     8.27%
   S&P 500(R) Index                                        4.91%     0.54%     9.07%
   Lehman Brothers U.S. Government/Credit Index            2.37%     6.11%     6.17%

*    Reflects applicable sales charges.

**   Benchmarks reflect no deduction for fees, expenses or taxes.

Life Vision Moderate Growth Fund

This table compares the average annual total returns of the Life Vision Moderate Growth Fund for the periods ended December 31, 2005, to those of a Hybrid 50/40/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated. An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

                                                                         Since
                                                                      Inception
                                                                        of the
                                                                      Registered
                                                                        Mutual
                                                   1 Year   5 Years      Fund*     10 Years**
                                                   ------   -------   ----------   ----------
I Shares
   Fund Returns Before Taxes                         4.30     4.34       5.98        7.07
   Fund Returns After Taxes on Distributions         2.98     3.51       4.36         N/A***
   Fund Returns After Taxes on Distributions and
      Sale of Fund Shares                            3.16     3.26       4.26         N/A***
A Shares****
   Fund Returns Before Taxes                        -1.95     2.99       5.18        6.37
Hybrid 50/40/10 Blend of the Following Market
   Benchmarks*****                                   3.81     3.16       6.18        7.72
   S&P 500(R) Index                                  4.91     0.54       5.74        9.07
   Lehman Brothers U.S. Aggregate Index              2.43     5.87       6.46        6.16
   Citigroup 3-Month Treasury Bill Index             3.00     2.21       3.46        3.72

* Since inception of the I Shares on June 30, 1997, when the Life Vision Moderate Growth Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

*** It is not possible to reflect the impact of taxes on the Adviser's asset allocation program.

**** Reflects applicable sales charges.

***** Benchmarks reflect no deduction for fees, expenses or taxes.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Balanced Fund

Ms. Elizabeth G. Pola, CFA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the Balanced Fund (equity portion only) since December 2005. She has more than 24 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He managed the Balanced Fund (equity portion only) from June 2000 to November 2005 and has co-managed the Fund since December 2005. He has more than 33 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the Balanced Fund (fixed income portion only) since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the Balanced Fund (fixed income portion only), since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.

Life Vision Moderate Growth Fund

Mr. Alan Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Life Vision Moderate Growth Fund since the Fund's inception. He has more than 29 years of investment experience.

             THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     SHARE CLASSES. At the time of the Reorganization, shareholders of the Balanced Fund will receive shares of the corresponding share class of the Life Vision Moderate Growth Fund.

     A Shares require a minimum investment of $2,000 and C Shares require a minimum investment of $5,000 ($2,000 for IRA or other tax qualified accounts). Purchases of C Shares of a Fund requested in an amount of $1 million or more will automatically be made in A Shares of that Fund. Subsequent investments for A or C Shares of any Fund must be in amounts of at least $1,000 (or, if payment is made by a statement coupon, $100). Purchases of less than $50,000 of A Shares are subject to a maximum front-end sales charge of 5.75%, which is reduced on purchases of $50,000 or more. Investors who purchase $1 million or more of A Shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if shares are sold within one year of purchase. C Shares are not subject to a front-end sales charge, but shares redeemed within one year of purchase will be assessed a contingent deferred sales charge of 1% of the lesser of (1) the net asset value of the shares at the time of purchase and (2) the net asset value of shares next calculated after receipt of the redemption request.

     Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

     For A Shares, each Fund's distribution plan authorizes payment of up to 0.28% of the average daily net assets of the Balanced Fund's A Shares and up to 0.35% of the average daily net assets of the Life Vision Moderate Growth Fund's A Shares. Currently, however, the Board of Trustees has only approved payment of up to 0.30% of the average daily net assets of the Life Vision Moderate Growth Fund's A Shares.

     I Shares are sold exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of: assets of a bona fide trust or assets of a business entity possessing a tax identification number. I Shares are sold without a sales charge or distribution fee (12b-1 fee), although institutions may charge their customers for services provided in connection with the purchase of shares. I Shares will be held of record in the name of the shareholder's financial institution or intermediary. There is no minimum or subsequent purchase requirement for I Shares.

     PURCHASE PROCEDURES. The Funds have the same procedures for purchasing shares.

     The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order plus a sales charge for A shares which varies based upon the quantity. Each Fund calculates its NAV once each business day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current business day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The

Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

     You may have to transmit your purchase and sale requests to your financial institution or intermediary at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the administrator or transfer agent in time to meet the above stated fund or intermediary cut-off times. For more information about how to purchase or sell fund shares, including specific financial institutions or intermediary internal order entry cut-off times, please contact your financial institution or intermediary directly.

     EXCHANGE PRIVILEGES. The Funds have the same procedures for exchanging shares. You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower a higher applicable sales charges). You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the contingent deferred sales charge applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. For any exchange, you must meet any minimum initial investment requirements. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Because I Shares do not have a sales charge, there is no need for, nor do they have, an exchange privilege.

     REDEMPTION PROCEDURES. The Funds have the same procedures for the redemption of shares. You may sell your shares on any business day. Normally, all redemption requests will be processed and payments will be made within five business days after the Funds receive your request, but it may take up to 7 days.

     MARKET TIMING POLICIES. The Board has adopted policies and procedures designed to discourage shareholders from engaging in market timing or other types of excessive short-term trading. These policies and procedures are the same for the Funds. Information about the Funds' market timing policies and procedures is discussed in more detail in the Funds' prospectuses under "Market Timing Policies and Procedures."

     REDEMPTIONS IN KIND. The Funds have the same policy regarding redemptions in-kind rather than cash. Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

     DIVIDEND POLICIES. Both Funds declare and distribute income quarterly and distribute capital gains, if any, at least annually.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following is only a summary of the material terms of the Plan. You should refer to the Plan, which is attached as Exhibit A.

     The Plan provides that all of the assets and stated liabilities of the Balanced Fund will be transferred to the Life Vision Moderate Growth Fund at the Effective Time (as defined in the Plan) of the Reorganization. In exchange for the transfer of these assets, the Life Vision Moderate Growth Fund will simultaneously issue at the Effective Time full and fractional A Shares, C Shares and I Shares of the Life Vision Moderate Growth Fund to the Balanced Fund equal in value to the net asset value of the corresponding class of the Balanced Fund immediately prior to the Effective Time. Because the Life Vision Moderate Growth Fund cannot assume all of the securities holdings of the Balanced Fund, the Balanced Fund will liquidate its securities holdings to cash prior to the Effective Time.

     Following the transfer of assets and stated liabilities in exchange for Life Vision Moderate Growth Fund shares, each Balanced Fund will distribute, in complete liquidation, pro rata to its shareholders of record all the shares of corresponding classes of the Life Vision Moderate Growth Fund so received. Each shareholder of the Balanced Fund owning shares at the Effective Time will receive a number of shares of the applicable class of the corresponding Life Vision Moderate Growth Fund with the same aggregate value as the shareholder had in the Balanced Fund immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Balanced Fund shareholders on the share records of the Life Vision Moderate Growth Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Life Vision Moderate Growth Fund due to shareholders of the Balanced Fund. The Life Vision Moderate Growth Fund does not issue share certificates to shareholders. Shares of the Life Vision Moderate Growth Fund to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization. The Balanced Fund's legal existence will then be terminated. The Plan provides for the Reorganization to occur on or about February 28, 2007 (the "Closing Date").

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is contingent upon, among other things, the approval of the Plan by the Balanced Fund shareholders. The Plan may be terminated, on the Closing Date, if any of the required conditions have not been met or, at any time prior to the Effective Time, if the Board determines that the consummation of the transactions contemplated by the Plan is not in the best interests of the shareholders of the Funds.

     COSTS OF REORGANIZATION. The Reorganization expenses will be borne by Trusco. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) proxy solicitation costs.

     FEDERAL INCOME TAXES. The Reorganization is not designed to be tax-free. Thus, it is expected that when shareholders of the Balanced Fund become shareholders of the Life Vision Moderate Growth Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. The amount of such gain or loss will equal the difference between the fair market value of the Life Vision Moderate Growth Fund shares received, as compared with the basis of the Balanced Fund shares surrendered in exchange therefor. Such gain or loss will be a capital gain or loss to the extent that the shareholder in question held the Balanced Fund shares as a capital asset. The applicable tax rate on such capital gain or loss will generally depend on the shareholder's holding period of the Balanced Fund shares.

     In addition, the Balanced Fund will, when it reduces its assets to cash, recognize gain or loss to the extent of any appreciation or depreciation inherent in such assets. The Balanced Fund, if eligible, intends to treat any such resulting gain as having been paid out through liquidating distributions for purposes of computing its dividends paid deduction.

     Immediately prior to the Reorganization, the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Balanced Fund's investment company taxable income for taxable years ending on or prior to the effective time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the effective time (after reduction for any available capital loss carryforward, if any). Such dividends will be included in the taxable income of Balanced Fund shareholders. The proceeds from this distribution will be automatically reinvested in shares of the Life Vision Moderate Growth Fund, unless the shareholder has previously elected to receive payment for dividends and capital gains in cash. Alternatively, the Balanced Fund may, if eligible, treat the distribution to its shareholders of Life Vision Moderate Growth Fund shares in complete liquidation of the Balanced Fund as having paid out its earnings and profits for purposes of computing the Balanced Fund's dividends paid deduction for its final taxable year.

     This discussion assumes that a shareholder holds the shares of the Balanced Fund as a capital asset within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (generally, property held for investment). This discussion does not address all aspects of federal income tax that may be relevant to a shareholder in light of its particular circumstances, or that may apply to a shareholder that is subject to special treatment under the federal income tax laws (including, for example, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting for their securities, holders subject to the alternative minimum tax, persons that have a functional currency other than the U.S. dollar, tax-exempt organizations, financial institutions, mutual funds, partnerships or other pass-through entities for federal income tax purposes, controlled foreign corporations, passive foreign investment companies, certain expatriates, corporations that accumulate earnings to avoid federal income tax, shareholders who hold shares through a tax-qualified employee benefit plan or retirement account). In addition, this discussion does not address any tax considerations under state, local or foreign tax laws, or federal laws other than those pertaining to the federal income tax that may apply to shareholders.

     Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. For more information about the tax consequences of owning shares of the Life Vision Moderate Growth Fund, please see the Life Vision Moderate Growth Fund's prospectus and Statement of Additional Information.

     CAPITALIZATION. The following table sets forth as of March 31, 2006, (i) the capitalization of the Life Vision Moderate Growth Fund, (ii) the capitalization of the Balanced Fund, and (iii) the pro forma combined capitalizations of the Funds assuming the Reorganization is approved.

                                                         NET ASSET            SHARES
FUND                               NET ASSETS (000)   VALUE PER SHARE   OUTSTANDING (000)
----                               ----------------   ---------------   -----------------
BALANCED FUND
A Shares                               $  5,811            $11.94                487
C Shares                               $ 30,733            $11.78              2,608
I Shares                               $ 69,616            $11.88              5,861
LIFE VISION MODERATE GROWTH FUND
A Shares                               $  5,821            $10.84                537
C Shares                               $  1,674            $10.82                155
I Shares                               $158,301            $10.85             14,594
PRO FORMA COMBINED
A Shares                               $ 11,632            $10.84              1,073
C Shares                               $ 44,039            $10.82              2,995
I Shares                               $227,917            $10.85             21,010

                         REASONS FOR THE REORGANIZATION

     GENERAL. In light of its significant decrease in assets during the past year, the Board had requested that Trusco evaluate and present strategic options regarding the Balanced Fund. At a meeting held on November 14, 2006, the Board reviewed the proposed Plan and received detailed information, including materials describing the Reorganization in terms of relative net assets, performance, and comparative investment objectives, policies, and restrictions.

     After thorough consideration, the Board approved submission of the proposed Plan to shareholders of the Balanced Fund, concluding that participation in the Reorganization is in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the Reorganization. In particular, the Board reached the following conclusions:

     TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Plan, and, in particular, the requirement that the transfer of assets in exchange for shares of corresponding classes of the Life Vision Moderate Growth Fund will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Plan. The Board also noted that the Reorganization would be submitted to the Balanced Fund shareholders for approval.

     LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that the Funds would not bear any expenses in connection with the Reorganization.

     RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth above under "Comparative Fees and Expenses"). Total operating expense ratios are lower for each class of the Life Vision Moderate Growth Fund versus the corresponding class of the Balanced Fund and are expected to remain lower after the Reorganization. The Board also noted that the Life Vision Moderate Growth Fund had greater growth of assets than the Balanced Fund and therefore has the better potential for economies of scale.

     COMPARATIVE PERFORMANCE RECORDS. The Board reviewed comparative performance information for the Funds. See also Exhibit B for management's discussion of performance.

     COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives are identical and the policies and restrictions of the Funds are substantially similar.

     EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER. The Board noted that Trusco will remain as the Investment Adviser to the Life Vision Moderate Growth Fund.

     ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Plan, the Life Vision Moderate Growth Fund expects to acquire all of the stated liabilities of the Balanced Fund, other than those, if any, for which specific reserves have been set aside.

     TAX CONSEQUENCES. The Reorganization is not designed to be tax-free. Thus, when shareholders of the Balanced Fund become shareholders of the Life Vision Moderate Growth Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. However, in the event the Reorganization is not approved, the Trust and its Board may consider other alternatives to terminate the Balanced Fund such as liquidating the Balanced Fund. The liquidation and subsequent termination of the Balanced Fund could also result in a gain or loss for federal income tax purposes.

     COSTS OF REORGANIZATION. The Board noted that Trusco, or the Administrator, and not the Funds, will bear the costs of the Reorganization.

     SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE PLAN.

                               SHAREHOLDER RIGHTS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 52 separate investment series.

The series offer five different classes of shares: A Shares, B Shares, C Shares, I Shares, Institutional Shares and Corporate Trust Shares. The classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges as set forth in the Funds' prospectuses.

     VOTING REQUIREMENTS. Shareholders are entitled each to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the President or, if the Trustees and the President shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal, retirement or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties. The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                             ADDITIONAL INFORMATION

     Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated August 1, 2006, which are incorporated by reference herein solely with respect to those participating Funds. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated August 1, 2006, which, along with the current prospectuses, are available upon request and without charge by calling 1-888-STI-FUND. The prospectuses and Statement of Additional Information have been filed with the SEC.

     The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the SEC's Public Reference Room at 100 F Street NE, Washington, DC 20549.

     The financial statements and financial highlights of the Funds contained in the Funds' Annual Report to Shareholders for the fiscal year ended March 31, 2006 have been audited by PricewaterhouseCoopers, LLP, independent registered public accounting firm, as set forth in its report included therein, and are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements and financial highlights are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Balanced Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service providers of the Fund may also solicit proxies by telephone, facsimile, internet or in person. The cost of the solicitation will be borne by Trusco.

     VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of the Balanced Fund is entitled to one vote, or fraction thereof. The holders of a majority of the shares of the Balanced Fund present in person or represented by proxy will constitute a quorum for the Meeting. Approval of the Plan requires the affirmative vote of a majority of the shares present in person or represented by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions specified in the proxy, or if no specification is made, the shares will be voted "FOR" the approval of the Plan. It is not anticipated that any matters other than the approval of the Plan will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named in the proxies.

     For the purpose of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     Beneficial owners of shares owned of record by broker-dealers for the benefit of their customers ("street accounts") cannot vote at the meeting. Only record owners may vote at the meeting.

     If sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies for which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Balanced Fund at the close of business on December 8, 2006 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, as shown on the books of the Trust, there were issued and outstanding [NUMBER OF SHARES] shares of beneficial interest of the Balanced Fund.

                             PRINCIPAL SHAREHOLDERS

     BALANCED FUND. As of the Record Date, the officers and Trustees of the Balanced Fund as a group, beneficially owned less than 1% of the outstanding shares of the Balanced Fund. The following table sets forth the name, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Balanced Fund as of the Record Date. The type of ownership of each entry listed on the table is record ownership.

                                Number         Percentage    Pro Forma Percentage of
Name and Address   Class   of Shares Owned   of Fund Owned      Fund Post Closing
----------------   -----   ---------------   -------------   -----------------------


As of the Record Date, to the best of the Trust's knowledge, the following shareholders owned more than 25% of the outstanding shares of the Balanced Fund.

                                Number         Percentage    Pro Forma Percentage of
Name and Address   Class   of Shares Owned   of Fund Owned      Fund Post Closing
----------------   -----   ---------------   -------------   -----------------------


     LIFE VISION MODERATE GROWTH FUND. As of the Record Date, the officers and Trustees of the Life Vision Moderate Growth Fund as a group beneficially owned less than 1% of the outstanding shares of the Life Vision Moderate Growth Fund. The following table sets forth the mane, address and share ownership of each person known to have ownership with respect to 5% or more of a class of the Life Vision Moderate Growth Fund as of the Record Date. The type of ownership of each entry listed on the table is record ownership.

                                Number         Percentage    Pro Forma Percentage of
Name and Address   Class   of Shares Owned   of Fund Owned      Fund Post Closing
----------------   -----   ---------------   -------------   -----------------------


As of the Record Date, to the best of the Trust's knowledge, the following shareholders owned more than 25% of the outstanding shares of the Life Vision Moderate Growth Fund.

                                Number         Percentage    Pro Forma Percentage of
Name and Address   Class   of Shares Owned   of Fund Owned      Fund Post Closing
----------------   -----   ---------------   -------------   -----------------------


                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 42319 or by calling 1-888-STI-FUND.

    SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED
     TO VOTE BY MAIL, PHONE OR THE INTERNET. INFORMATION ON VARIOUS MANNERS
                 OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                    EXHIBIT A

                                     FORM OF
                             PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION (the "Plan") is dated as of ____________, 2006, and has been adopted by the Board of Trustees of STI Classic Funds (the "Trust") to provide for the reorganization of the Trust's STI Classic Balanced Fund (the "Selling Fund") into its STI Classic Life Vision Moderate Growth Fund (the "Acquiring Fund").

PRELIMINARY STATEMENTS

1. The Trust was organized under Massachusetts law as a business trust pursuant to a Declaration of Trust dated January 15, 1992;

2. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 and the Acquiring Fund and Selling Fund are each duly organized and validly existing series of the Trust;

3. The Reorganization (defined below) involves the Class A, C and I Shares of the Selling Fund, the only outstanding share classes thereof, and the Class A, C and I Shares of the Acquiring Fund;

4. The Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the shareholders of the Selling Fund and the Acquiring Fund and that the interests of existing shareholders will not be diluted as a result of the Reorganization.

PROVISIONS

1. Plan of Reorganization. At the Effective Time (as defined in Section 5 herein), the Selling Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Plan, and assign all liabilities, as set forth in a statement of assets and liabilities to be prepared as of the Effective Time (the "Statement of Assets and Liabilities"), to the Acquiring Fund. The Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Selling Fund, in exchange for delivery to the Selling Fund by the Acquiring Fund of shares of the Acquiring Fund (both full and fractional) equivalent in value to the shares of the Selling Fund outstanding immediately prior to the Effective Time. These transactions are collectively referred to as the "Reorganization." The shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to hereinafter as the "Acquiring Fund Shares" and the shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Selling Fund Shares." The assets and liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities, shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

2. Transfer of Assets. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time.

3. Liquidation and Dissolution of the Selling Fund. At the Effective Time, the Selling Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time in exchange for Selling Fund Shares and in complete liquidation of the Selling Fund. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due such shareholder.

4. Conditions of the Reorganization. Consummation of this Plan is subject to the following conditions:

     (a) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

     (b) Marketable Title to Assets. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (c) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund and the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     (d) Liquidation. The Selling Fund shall liquidate its securities holdings prior to the Effective Time.

     (e) Distributions. The Selling Fund shall have declared and paid a distribution or distributions prior to the Effective Time that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; alternatively, with respect to its final taxable year ending at the Effective Time, the Selling Fund may, if eligible, treat earnings and profits as having been distributed for purposes of computing its dividends paid deduction.

     (f) Board Authorization. The Board of Trustees of the Trust shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Plan.

5. Effective Time of the Reorganization. The exchange of the Selling Fund's assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on February 28, 2007, or at such other time and date as fixed by the Board of Trustees of the Trust or any duly authorized officer of the Trust (the "Effective Time").

6. Termination. This Plan and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Plan inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, Selling Fund, the Trust, or the Trust's Board of Trustees or officers.

7. Amendment and Waiver. This Plan may be amended, modified or supplemented at any time to the fullest extent permitted by law upon authorization by the Board of Trustees; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Plan to the detriment of the Selling Fund's shareholders without their approval. The Board of Trustees or any duly authorized officer of the Trust may waive any condition to consummation of this

Plan if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund or the shareholders of the Selling Fund.

8. Fees and Expense. All fees and expenses incurred directly in connection with the consummation by the Trust, the Selling Fund, the Acquiring Fund and Trusco Capital Management, Inc., the investment adviser to the Selling Fund and the Acquiring Fund, of the transactions contemplated by this Plan will be borne by Trusco Capital Management, Inc. All such fees and expenses incurred and so borne by Trusco Capital Management, Inc. shall be solely and directly related to the transactions contemplated by this Plan and shall be paid directly by Trusco Capital Management, Inc. to the relevant providers of services or other payees. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Plan will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended.

9. Governing Law. This Plan shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

                                    EXHIBIT B

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PORTFOLIO MANAGER

-    Alan Gayle

INVESTMENT CONCERNS

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalent offer low risk and low return potential.

MANAGEMENT DISCUSSION & ANALYSIS

HOW DID THE FUND PERFORM AGAINST ITS BENCHMARK FOR THE PERIOD ENDED MARCH 31, 2006?

The Life Vision Moderate Growth Fund targets an equity-bond-cash allocation of 50% S&P 500, 40% Lehman Brothers US Aggregate Bond Index, and 10% Citigroup 3 Month Treasury Bill. For the year ended March 31, 2006, the Fund (I Shares) returned 8.48% compared with a 7.10% return for the benchmark.

WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE FOR THE PERIOD ENDED MARCH 31, 2006?

The allocations to International, Mid-Caps and Small Caps helped performance throughout the year, while a moderate overweight in equities generally helped performance for most of the year. Individual manager performance was instrumental in the first quarter of 2006.(1)

HOW DO YOU PLAN TO POSITION THE FUND, BASED ON MARKET CONDITIONS?

Near-term risks are somewhat elevated at present given the rise in bond yields, higher energy prices, and a flat/inverted yield curve. We are currently neutral in our total equity weight, and we are emphasizing Large Caps, the Growth style and International. (1)

FUND ALLOCATION (as of March 31, 2006) (1) as a percentage of total investments

[Graph to be inserted.]

Core Bond Fund .........................................................   40.9%
Capital Appreciation Fund ..............................................   12.8%
Large Cap Relative Value Fund ..........................................    9.9%
Prime Quality Money Market Fund ........................................    8.1%
International Equity Index Fund ........................................    8.0%
Strategic Quantitative Equity Fund .....................................    4.2%
Large Cap Value Equity Fund ............................................    4.1%
Aggressive Growth Stock Fund ...........................................    3.8%
Mid-Cap Equity Fund ....................................................    3.5%
Mid-Cap Value Equity Fund ..............................................    1.6%
Small Cap Growth Stock Fund ............................................    1.1%
High Income Fund .......................................................    1.0%
Small Cap Value Equity Fund ............................................    1.0%

(1)  Portfolio Composition is subject to change

GROWTH OF $10,000 INVESTMENT (as of March 31, 2006)

[Graph to be inserted]

This chart assumes an initial hypothetical investment of $10,000 made on 3/31/96. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include reinvestment of all dividends and other distributions. The Funds performance is compared to the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index, the Citigroup 3 Month Treasury Bill Index, and a Hybrid blend of 50/40/10 (50% of the S&P 500 Index, 40% of the Lehman Brothers U.S. Aggregate Bond Index and 10% of the Citigroup 3 Month Treasury Bill Index). The S&P 500 Index is a market value-weighted index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond is comprised of securities that are SEC-registered, taxable, and dollar denominated. The Citigroup 3 Month Treasury Bill Index tracks the performance of 3 month U.S. Treasury Bills. The indices are unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[Average Annual Total Returns graph to be inserted.]

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.STICLASSICFUNDS.COM.

* CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM FRONT-END SALES CHARGE OF 5.75%, CLASS B SHARES REFLECT THE MAXIMUM CDSC (CONTINGENT DEFERRED SALES CHARGE) OF 5.00% AND CLASS C SHARES REFLECT THE MAXIMUM CDSC (CONTINGENT DEFERRED SALES CHARGE) OF 1.00% IN YEAR ONE ONLY. EFFECTIVE AUGUST 1, 2005, L SHARES WERE RENAMED C SHARES AND T SHARES WERE RENAMED I SHARES.

+ The quoted performance of the Life Vision Moderate Growth Fund includes performance of certain accounts advised by Crestar Bank, for periods dating back to December 31, 1992 and prior to the Mutual Fund's commencement of operations on June 30, 1997, as adjusted to reflect the expenses associated with the Mutual Funds. The accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the accounts had been registered, the account's performance may have been adversely affected. For the period prior to October 10, 2003 (Class A Shares) and April 1, 2005 (Class C Shares formerly L Shares), the quoted performance reflects the performance of the Class I Shares (formerly T Shares).

Class B Shares are closed to new investors.

                                STI CLASSIC FUNDS

                            STI Classic Balanced Fund
                  STI Classic Life Vision Moderate Growth Fund

                       Statement of Additional Information

                               [December 18, 2006]

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [December 18, 2006], relating to the proposed acquisition of the Balanced Fund (the "Selling Fund"), a series of STI Classic Funds (the "Trust"), by the Life Vision Moderate Growth Fund (the "Acquiring Fund"), another series of the Trust, and the assumption by the Acquiring Fund of all of the stated liabilities of the Selling Fund, in exchange for A Shares, C Shares or I Shares, as the case may be, of the Acquiring Fund having an aggregate value equal to the net asset value of the Selling Fund's A Shares, C Shares or I Shares as of the Closing Date; the distribution of the Acquiring Fund's shares to each holder of the Selling Fund's shares in an amount equal in value to the shareholder's Selling Fund shares as of the Closing Date; and the complete liquidation of the Selling Fund (collectively, the "Reorganization"). A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-800-STI-FUND or by writing to BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Plan of Reorganization.

     Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1) Prospectus dated August 1, 2006 with respect to A Shares and C Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(2) Prospectus dated August 1, 2006 with respect to I Shares of the Trust's equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(3) The Trust's Statement of Additional Information dated August 1, 2006 (previously filed on EDGAR, Accession No. 0000950152-06-006291).

(4) Annual Financial Report dated March 31, 2006 with respect to the Trusts' equity funds, including the Selling Fund and the Acquiring Fund (previously filed on EDGAR, Accession No. 0000950152-06-005022).

                         Pro Forma Financial Statements

     Under the Reorganization Agreement, the Selling Fund will be reorganized into the Acquiring Fund.

     Shown below are unaudited Pro Forma financial statements for the combined Acquiring Fund assuming the Reorganization, as more fully described in the Proxy Statement/Prospectus dated [December 18, 2006], had been consummated as of March 31, 2006.

     The Pro Forma Combined Statement of Net Assets has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on March 31, 2006.

     The Pro Forma Combined Statement of Operations is for the twelve-months ended March 31, 2006 and has been adjusted to give effect to the Reorganization as if the Reorganization had occurred April 1, 2006.

     The unaudited Pro Forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at March 31, 2006. These Pro Forma numbers have been estimated in good faith based on information regarding the Selling Fund and Acquiring Fund for the twelve month period ended March 31, 2006.

     Additional information regarding the performance of the Acquiring Fund is contained in "Management's Discussion of Fund Performance" in the Proxy Statement/Prospectus.

     The unaudited Pro Forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Fund and Acquiring Fund and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at March 31, 2006. The unaudited Pro Forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Selling Fund and Acquiring Fund included in their Annual Financial Report for the fiscal year ended March 31, 2006, which is incorporated herein by reference. [The combination of the Selling Fund into the Acquiring Fund will be a taxable reorganization.]

                  PRO FORMA STATEMENT OF NET ASSETS (UNAUDITED)

                                STI CLASSIC FUNDS

                            STI Classic Balanced Fund
                  STI Classic Life Vision Moderate Growth Fund

                                 March 31, 2006

STI CLASSIC EQUITY FUNDS
LIFE VISION MODERATE GROWTH FUND ("FUND 1") AND BALANCED FUND ("FUND 2")

Pro Forma Combining Schedule of Portfolio Investments (a)
March 31, 2006
(Amounts in thousands, except shares)

                                                                               PRO FORMA
                                                      FUND 1       FUND 2      COMBINED     FUND 1     FUND 2     PRO FORMA
                                                     SHARES OR    SHARES OR    SHARES OR    MARKET     MARKET      COMBINED
                                                     PRINCIPAL    PRINCIPAL    PRINCIPAL     VALUE      VALUE       MARKET
                                                      AMOUNT       AMOUNT       AMOUNT       (000)     (000)     VALUE (000)
                                                    ----------   ----------   ----------   --------   --------   -----------
COMMON STOCK (20.8%)
CONSUMER DISCRETIONARY (3.7%)
Advance Auto Parts, Inc.                                             12,900       12,900                   537         537
Dow Jones & Co., Inc. (b)                                            22,700       22,700                   892         892
Harley-Davidson, Inc.                                                25,800       25,800                 1,339       1,339
Home Depot, Inc. (The) (b)                                           32,100       32,100                 1,358       1,358
Lowe's Cos., Inc.                                                    27,700       27,700                 1,784       1,784
Marriott International, Inc., Cl A                                   10,000       10,000                   686         686
New York Times Co. (The), Cl A (b)                                   22,400       22,400                   567         567
NIKE, Inc., Cl B (b)                                                  9,700        9,700                   825         825
TJX Cos., Inc. (The) (b)                                             55,000       55,000                 1,365       1,365

Univision Communications, Inc., Cl A *                               21,600       21,600                   745         745
Walt Disney Co. (The)                                                17,700       17,700                   494         494
                                                                                                      --------    --------
                                                                                                        10,592      10,592
                                                                                                      --------    --------

CONSUMER STAPLES (0.8%)
Colgate-Palmolive Co.                                                15,700       15,700                   897         897
Estee Lauder Cos., Inc. (The), Cl A                                  12,900       12,900                   480         480
Wal-Mart Stores, Inc.                                                16,500       16,500                   779         779
                                                                                                      --------    --------
                                                                                                         2,156       2,156
                                                                                                      --------    --------

ENERGY (1.2%)
Anadarko Petroleum Corp.                                              8,000        8,000                   808         808
Exxon Mobil Corp.                                                    41,000       41,000                 2,495       2,495
                                                                                                      --------    --------
                                                                                                         3,303       3,303
                                                                                                      --------    --------

FINANCIALS (3.6%)
American Express Co.                                                 25,800       25,800                 1,355       1,355
American International Group, Inc.                                   14,100       14,100                   932         932
Chubb Corp. (The)                                                    12,600       12,600                 1,203       1,203
Goldman Sachs Group, Inc. (The)                                       7,000        7,000                 1,099       1,099
JPMorgan Chase & Co.                                                 25,000       25,000                 1,041       1,041
Merrill Lynch & Co., Inc.                                            15,400       15,400                 1,213       1,213
MGIC Investment Corp.                                                20,200       20,200                 1,346       1,346
SLM Corp.                                                            23,000       23,000                 1,195       1,195
Wells Fargo & Co.                                                    15,600       15,600                   996         996
                                                                                                      --------    --------
                                                                                                        10,380      10,380
                                                                                                      --------    --------

HEALTH CARE (3.6%)
AmerisourceBergen Corp. (b)                                          17,200       17,200                   830         830
Amgen, Inc. *                                                         8,600        8,600                   626         626
Baxter International, Inc.                                           35,200       35,200                 1,366       1,366
Becton, Dickinson & Co.                                              30,900       30,900                 1,902       1,902
Forest Laboratories, Inc. *                                          21,400       21,400                   955         955
Health Management Associates, Inc., Cl A                             47,300       47,300                 1,020       1,020
Pfizer, Inc.                                                         60,500       60,500                 1,508       1,508
Quest Diagnostics, Inc.                                              19,000       19,000                   975         975
Schering-Plough Corp.                                                29,000       29,000                   551         551
Universal Health Services, Inc., Cl B                                12,700       12,700                   645         645
                                                                                                      --------    --------
                                                                                                        10,378      10,378
                                                                                                      --------    --------

INDUSTRIALS (3.9%)
Danaher Corp.                                                        23,000       23,000                 1,462       1,462
Emerson Electric Co.                                                 10,800       10,800                   903         903
General Electric Co.                                                 30,300       30,300                 1,054       1,054
Honeywell International, Inc.                                        33,700       33,700                 1,441       1,441
Illinois Tool Works, Inc.                                            13,800       13,800                 1,329       1,329
Lockheed Martin Corp.                                                 6,700        6,700                   503         503
Raytheon Co.                                                         20,000       20,000                   917         917

Union Pacific Corp.                                                   6,200        6,200                   579         579
United Parcel Service, Inc., Cl B                                    15,300       15,300                 1,215       1,215
Waste Management, Inc.                                               48,200       48,200                 1,701       1,701
                                                                                                      --------    --------
                                                                                                        11,104      11,104
                                                                                                      --------    --------

INFORMATION TECHNOLOGY (3.5%)
Analog Devices, Inc.                                                 18,100       18,100                   693         693
Automatic Data Processing, Inc.                                      25,000       25,000                 1,142       1,142
CheckFree Corp. * (b)                                                25,000       25,000                 1,263       1,263
Cisco Systems, Inc. *                                                35,000       35,000                   758         758
Comverse Technology, Inc. *                                          30,500       30,500                   718         718
International Business Machines Corp.                                17,000       17,000                 1,402       1,402
Maxim Integrated Products, Inc.                                      19,500       19,500                   724         724
Microsoft Corp.                                                      65,300       65,300                 1,778       1,778
Oracle Corp. *                                                       27,500       27,500                   376         376
Paychex, Inc.                                                        29,200       29,200                 1,216       1,216
                                                                                                      --------    --------
                                                                                                        10,070      10,070
                                                                                                      --------    --------

MATERIALS (0.2%)
Rohm & Haas Co.                                                      13,700       13,700                   670         670
                                                                                                      --------    --------
TELECOMMUNICATION SERVICES (0.3%)
AT&T, Inc. (b)                                                       32,500       32,500                   879         879
                                                                                                      --------    --------
TOTAL COMMON STOCKS (COST $50,432)                                                                      59,532      59,532
                                                                                                      --------    --------

CORPORATE BONDS (2.6%)
AEROSPACE & DEFENSE (0.0%)
United Technologies Corp., 4.875%, 05/01/15                             125          125                   119         119
                                                                                                      --------    --------
AIRLINES (0.0%)
Southwest Airlines Co., 5.125%, 03/01/17                                140          140                   130         130
                                                                                                      --------    --------
BANKS (0.1%)
Bank of America Corp., 7.400%, 01/15/11                                 210          210                   227         227
                                                                                                      --------    --------
CONSUMER STAPLES (0.1%)
Avon Products, Inc., 5.125%, 01/15/11                                   225          225                   221         221
                                                                                                      --------    --------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
CIT Group, Inc., 5.125%, 09/30/14                                       130          130                   124         124
Citigroup, Inc., 5.125%, 05/05/14                                        60           60                    58          58
Citigroup, Inc., 5.850%, 12/11/34                                        60           60                    59          59
ERAC USA Finance Co., 5.600%, 05/01/15 (d)                              165          165                   161         161
Fund American Cos., Inc., 5.875%, 05/15/13                              335          335                   330         330
Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13                       280          280                   265         265
HSBC Holdings PLC, 7.625%, 05/17/32                                     105          105                   124         124
International Lease Finance Corp., Ser Q, 5.250%,
   01/10/13                                                              85           85                    83          83
John Deere Capital Corp., 3.900%, 01/15/08                               65           65                    63          63
JPMorgan Chase & Co., 6.625%, 03/15/12                                  310          310                   326         326

Lazard Group LLC, 7.125%, 05/15/15                                      230          230                   239         239
Morgan Stanley, 5.300%, 03/01/13                                        180          180                   176         176
                                                                                                      --------    --------
                                                                                                         2,008       2,008
                                                                                                      --------    --------

ELECTRIC (0.2%)
Exelon Corp., 4.900%, 06/15/15                                          195          195                   181         181
Exelon Corp., 5.625%, 06/15/35 (b)                                      190          190                   172         172
Pacific Gas & Electric Co., 6.050%, 03/01/34                            195          195                   191         191
                                                                                                      --------    --------
                                                                                                           544         544
                                                                                                      --------    --------
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%, 10/15/10                                  270          270                   263         263
                                                                                                      --------    --------
HEALTH CARE (0.0%)
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16                        60           60                    58          58
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36                        40           40                    38          38
                                                                                                      --------    --------
                                                                                                            96          96
                                                                                                      --------    --------
INFORMATION TECHNOLOGY (0.1%)
Comcast Corp., 4.950%, 06/15/16                                         180          180                   164         164
Comcast Corp., 6.450%, 03/15/37                                         110          110                   106         106
                                                                                                      --------    --------
                                                                                                           270         270
                                                                                                      --------    --------
INSURANCE (0.0%)
Metlife, Inc., 5.700%, 06/15/35                                          35           35                    33          33
                                                                                                      --------    --------
INVESTMENT COMPANIES (0.0%)
Credit Suisse First Boston USA, Inc., 6.500%,
   01/15/12                                                              70           70                    73          73
                                                                                                      --------    --------
MEDIA (0.1%)
Cox Communications, Inc., 4.625%, 06/01/13                               95           95                    87          87
News America, Inc., 6.200%, 12/15/34                                    105          105                    98          98
Time Warner, Inc., 7.625%, 04/15/31                                      70           70                    76          76
                                                                                                      --------    --------
                                                                                                           261         261
                                                                                                      --------    --------
MINING (0.0%)
Alcan, Inc., 5.750%, 06/01/35                                            70           70                    65          65
                                                                                                      --------    --------
MISCELLANEOUS MANUFACTURER (0.2%)
General Electric Co., 5.000%, 02/01/13                                  495          495                   481         481
                                                                                                      --------    --------
OIL & GAS (0.1%)
Devon Financing Corp. ULC, 7.875%, 09/30/31                             130          130                   157         157
Enterprise Products Operating LP, Ser B, 5.750%,
   03/01/35                                                             110          110                    98          98
                                                                                                      --------    --------
                                                                                                           255         255
                                                                                                      --------    --------
PIPELINES (0.1%)
CenterPoint Energy Resources Corp., Ser B,
   7.875%, 04/01/13                                                      90           90                   100         100
Kinder Morgan, Inc., 6.400%, 01/05/36                                   130          130                   127         127
                                                                                                      --------    --------
                                                                                                           227         227
                                                                                                      --------    --------
REITS (0.0%)
Simon Property Group LP, 6.375%, 11/15/07                                55           55                    56          56
                                                                                                      --------    --------

RETAIL (0.2%)
Federated Department Stores, Inc., 6.900%,
   04/01/29                                                              55           55                    57          57
Woolworths Ltd., 5.550%, 11/15/15 (d)                                   435          435                   424         424
                                                                                                      --------    --------
                                                                                                           481         481
                                                                                                      --------    --------
TELECOMMUNICATIONS (0.6%)
AT&T, Inc., 5.100%, 09/15/14                                            440          440                   417         417
Bellsouth Corp., 5.200%, 09/15/14                                       330          330                   316         316
Cisco Systems Inc., 5.500%, 02/22/16                                    260          260                   256         256
Telecom Italia SpA, 5.250%, 10/01/15                                    325          325                   302         302
Verizon Communications, Inc., 5.850%, 09/15/35                          110          110                    99          99
Vodafone Group PLC, 5.500%, 06/15/11                                    330          330                   327         327
                                                                                                      --------    --------
                                                                                                         1,717       1,717
                                                                                                      --------    --------
TOTAL CORPORATE BONDS (COST $7,721)                                                                      7,527       7,527
                                                                                                      --------    --------

FIXED INCOME SECURITIES (0.7%)
AUTOMOBILE ABS (0.1%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4,
   3.740%, 02/08/10                                                     225          225                   219         219
Honda Auto Receivables Owner Trust, Ser 2006-1,
   Cl A3, 5.070%, 09/18/09                                              140          140                   140         140
                                                                                                      --------    --------
                                                                                                           359         359
                                                                                                      --------    --------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
Banc of America Commercial Mortgage, Inc.,
   Ser 2004-4, Cl A3, 4.128%, 07/10/42                                  195          195                   188         188
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Ser 2005-CD1, Cl A4, 5.225%,                                  345          345                   338         338
   07/15/44 (e)
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Ser 2006-CD2, Cl A4, 5.545%,
   01/15/46                                                             220          220                   217         217
GE Capital Commercial Mortgage Corp., Ser
   2006-C1, Cl A4, 5.5185%, 03/10/44 (e)                                205          205                   202         202
GS Mortgage Securities Corp. II, Ser 2006-GG6,
   Cl A2, 5.506%, 04/10/38 (e)                                          290          290                   291         291
Wachovia Bank Commercial Mortgage Trust, Ser
   2006-C23, Cl A4, 5.418%, 01/15/45                                    365          365                   360         360
                                                                                                      --------    --------
                                                                                                         1,596       1,596
                                                                                                      --------    --------
TOTAL FIXED INCOME SECURITIES (COST $1,979)                                                              1,955       1,955
                                                                                                      --------    --------

U.S. TREASURY OBLIGATIONS (11.0%)
U.S. TREASURY BONDS (1.3%)
4.500%, 02/15/36 (b)                                                  4,020        4,020                 3,772       3,772
                                                                                                      --------    --------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS
   (0.8%)
1.625%, 01/15/15                                                      2,210        2,210                 2,166       2,166
                                                                                                      --------    --------
U.S. TREASURY NOTES (8.9%)
2.250%, 04/30/06 (b)                                                  4,675        4,675                 4,666       4,666
4.625%, 02/29/08 (b)                                                  2,320        2,320                 2,311       2,311
5.625%, 05/15/08 (b)                                                  2,995        2,995                 3,042       3,042

3.375%, 12/15/08 (b)                                                  5,965        5,965                 5,747       5,747
4.250%, 10/15/10 (b)                                                  5,115        5,115                 4,995       4,995
4.500%, 02/28/11 (b)                                                  2,750        2,750                 2,710       2,710
4.250%, 08/15/13 (b)                                                  2,025        2,025                 1,948       1,948
                                                                                                      --------    --------
                                                                                                        25,419      25,419
                                                                                                      --------    --------
TOTAL U.S. TREASURY OBLIGATIONS (COST $31,830)                                                          31,357      31,357
                                                                                                      --------    --------

SHORT-TERM INVESTMENTS (11.1%)
CSFB Enhanced Liquidity Portfolio (c)                            31,634,326   31,634,326                31,634      31,634
                                                                                                      --------    --------
TOTAL SHORT-TERM INVESTMENTS (COST $31,634)                                                             31,634      31,634
                                                                                                      --------    --------

REPURCHASE AGREEMENT (1.8%)
Deutsche Bank AG, 4.455% dated 03/31/06, to be
repurchased on 04/03/06, repurchase price
$5,186,384 (collateralized by U.S. Treasury
Obligations, 2.625%, due 03/15/09; total market
   value $5,288,413)                                                  5,184        5,184                 5,184       5,184
                                                                                                      --------    --------
TOTAL REPURCHASE AGREEMENT (COST $5,184)                                                                 5,184       5,184
                                                                                                      --------    --------

EQUITY FUNDS (31.9%)
STI Classic Aggressive Growth Stock Fund, I
   Shares (f)                                          562,601                   562,601      6,886                  6,886
STI Classic Capital Appreciation Fund, I
   Shares (f)                                        1,820,412                 1,820,412     23,338                 23,338
STI Classic International Equity Index Fund, I
   Shares (f)                                          926,153                   926,153     14,642                 14,642
STI Classic Large Cap Relative Value Fund, I
   Shares (f)                                        1,050,457                 1,050,457     18,068                 18,068
STI Classic Large Cap Value Equity Fund, I
   Shares (f)                                          543,225                   543,225      7,524                  7,524
STI Classic Mid-Cap Equity Fund, I Shares (f)          468,839                   468,839      6,409                  6,409
STI Classic Mid-Cap Value Equity, I Shares (f)         223,313                   223,313      2,934                  2,934
STI Classic Small Cap Growth Stock Fund, I
   Shares* (f)                                          86,012                    86,012      2,034                  2,034
STI Classic Small Cap Value Equity Fund, I
   Shares (f)                                           88,420                    88,420      1,851                  1,851
STI Classic Strategic Quantitative Equity Fund,
   I Shares (f)                                        557,265                   557,265      7,662                  7,662
                                                                                           --------               --------
TOTAL EQUITY FUNDS (COST $70,672)                                                            91,348                 91,348
                                                                                           --------               --------

FIXED INCOME FUNDS (26.6%)
STI Classic Core Bond Fund, I Shares (f)             7,531,481                 7,531,481     74,261                 74,261
STI Classic High Income Fund, I Shares (f)             261,184                   261,184      1,820                  1,820
                                                                                           --------               --------
TOTAL FIXED INCOME FUNDS (COST $78,309)                                                      76,081                 76,081
                                                                                           --------               --------

MONEY MARKET FUNDS (5.2%)
STI Classic Prime Quality Money Market Fund, I
   Shares (f)                                       14,748,127                14,748,127     14,748                 14,748
                                                                                           --------               --------
TOTAL MONEY MARKET FUNDS (COST $14,748)                                                      14,748                 14,748
                                                                                           --------               --------
TOTAL INVESTMENTS (COST $292,509) (G) - 111.7%                                              182,177    137,189     319,366
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%                                              (2,308)   (31,029)    (33,337)
                                                                                           --------   --------    --------
NET ASSETS - 100.0%                                                                        $179,869   $106,160    $286,029
                                                                                           ========   ========    ========

----------
*    Non-income producing security.

(a) No adjustments have been made to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would have to be sold in order for the Life Vision Moderate Growth Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(b) This security or a partial position of the security was on loan at March 31, 2006. The total value of securities on loan at March 31, 2006 in thousands was $30,517.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at March 31, 2006. Maturity date represents actual maturity date.

(f)  Affiliate Investment.

(g) Cost for federal income tax purposes is $295,231 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation ..................   $28,086
Unrealized Depreciation ..................    (3,951)
                                             -------
Unrealized Appreciation (Depreciation) ...   $24,135
                                             =======

Cl - Class.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Ser - Series.

SEE NOTES TO FINANCIAL STATEMENTS.

                   PRO FORMA COMBINED STATEMENT OF OPERATIONS

                                STI CLASSIC FUNDS

                            STI Classic Balanced Fund
                  STI Classic Life Vision Moderate Growth Fund

                                 March 31, 2006

Pro Forma Combining Statements of Operations (000)
For the twelve months ended
March 31, 2006 (Unaudited)

                  STI CLASSIC LIFE VISION MODERATE GROWTH FUND
                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                            AS OF 03/31/06 (AUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                       LIFE VISION                 PRO FORMA
                                            BALANCED     MODERATE     PRO FORMA     COMBINED
                                              FUND     GROWTH FUND   ADJUSTMENTS    (NOTE 1)
                                            --------   -----------   -----------   ---------
ASSETS:
Investments, at Cost                        $128,780     $163,729    $(31,634)(a)   $260,875
                                            ========     ========    ========       ========
Investments, at Value*                      $132,005     $182,177    $(31,634)(a)    282,548
Repurchase Agreements, at Cost                 5,184           --          --          5,184
                                            --------     --------    --------       --------
Total Investments                            137,189      182,177     (31,634)(a)    287,732
Cash                                           4,337           --          --          4,337
Interest and Dividends Receivable                506          360          --            866
Receivable for Investment Securities Sold      1,579           --          --          1,579
Receivable for Capital Shares Issued             141           72          --            213
Prepaid Expenses and Other Assets                  9            1          --             10
                                            --------     --------    --------       --------
   Total Assets                              143,761      182,610     (31,634)       294,737
                                            --------     --------    --------       --------

LIABILITIES:
Payable to Custodian                             569           --          --            569
Payable for Investment Securities
Purchased                                      4,955           --          --          4,955
Payable for Capital Shares Redeemed              318        2,689          --          3,007
Payable upon Return of Securities Loaned      31,634           --     (31,634)(a)         --
Investment Advisory Fees Payable                  79           15          --             94
Administration Fees Payable                       --            1          --              1
Distribution and Service Fees Payable             28           12          --             40
Custody Fees Payable                              12            4          --             16
Accrued Expenses                                   6           20          --             26
                                            --------     --------    --------       --------
   Total Liabilities                          37,601        2,741     (31,634)         8,708
                                            --------     --------    --------       --------
Net Assets                                  $106,160     $179,869    $     --       $286,029
                                            ========     ========    ========       ========
NET ASSETS CONSIST OF:
Capital                                     $ 91,433     $160,958          --        252,391
Accumulated Net Investment Income                189          116          --            305
Accumulated Net Realized Gains from
Investment Transactions                        6,129          347          --          6,476
Net Unrealized Appreciation on
Investments                                    8,409       18,448          --         26,857
                                            --------     --------    --------       --------
Net Assets                                  $106,160     $179,869    $     --       $286,029
                                            ========     ========    ========       ========
NET ASSETS:
   I Shares                                 $ 69,616     $158,301    $     --       $227,917
   A Shares                                    5,811        5,821          --         11,632
   C Shares                                   30,733        1,674          --         32,407
   B Shares                                      N/A       14,073          --         14,073
                                            --------     --------    --------       --------
   Total                                    $106,160     $179,869    $     --       $286,029
                                            ========     ========    ========       ========
SHARES OUTSTANDING:

   I Shares (b)                                5,861       14,594         558         21,013
   A Shares (b)                                  487          537          49          1,073
   C Shares (b)                                2,608          155         232          2,995
   B Shares                                      N/A        1,301          --          1,301
                                            --------     --------    --------       --------
   Total                                       8,956       16,587         839         26,382
                                            ========     ========    ========       ========
NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE:
   I Shares                                 $  11.88     $  10.85                   $  10.85
                                            ========     ========                   ========
   A Shares                                 $  11.94     $  10.84                   $  10.84
                                            ========     ========                   ========
   C Shares**                               $  11.78     $  10.82                   $  10.82
                                            ========     ========                   ========
   B Shares**                                    N/A     $  10.82                   $  10.82
                                            ========     ========                   ========
OFFERING PRICE PER SHARE:
(100%/(100%-maximum sales charge)
of net asset value adjusted to nearest
cent)
   I Shares                                 $  11.88     $  10.85                   $  10.85
                                            ========     ========                   ========
   A Shares                                 $  12.67     $  11.50                   $  11.50
                                            ========     ========                   ========
   C Shares                                 $  11.78     $  10.82                   $  10.82
                                            ========     ========                   ========
   B Shares                                      N/A     $  10.82                   $  10.82
                                            ========     ========                   ========
Maximum Sales Charge - A Shares                 5.75%        5.75%                      5.75%

----------
*    The Balanced Fund includes securities on loan of $30,517.

**   Redemption price per share varies by length of time shares are held.

(a) The cost and market value of securities held as collateral in connection with securities lending, and the corresponding liability to return such collateral, have been removed as lending securities is not permissible under the investment policy of the Life Vision Moderate Growth Fund.

     No additional adjustments have been made to the Total Investments in the unaudited pro forma combined statements of assets and liabilities because upon consummation of the merger, securities would have to be sold in order for the Life Vision Moderate Growth Fund to comply with its prospectus restrictions.

     The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

(b) Each class of Shares of the Balanced Fund are exchanged for the corresponding class of Shares in the Life Vision Moderate Growth Fund based on the current NAV. Amounts designated as "-" are $0 or have been rounded to $0.

                                STI CLASSIC FUNDS
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

1.   DESCRIPTION OF THE FUND

The STI Classic Life Vision Moderate Growth Fund (the "Fund" or the "Life Vision Fund"), a series of the STI Classic Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Life Vision Fund consists of four classes of shares: I Shares, A Shares, C Shares and B Shares. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution Plan and Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after receipt of the redemption request, whichever is less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to a maximum CDSC of 5.00% as a percentage of original purchase price if redeemed within five years of purchase.

Effective August 1, 2005, investors are not permitted to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges for Class B Shares of the Life Vision Fund for Class B Shares of another STI Classic Fund.

2.   BASIS OF COMBINATION

The accompanying pro forma financial statements and the following notes are presented to show the effect of the proposed acquisition of the STI Classic Balanced Fund (the "Balanced Fund"), a separate series of the STI Classic Funds (the "Funds"), by the Life Vision Fund as if such acquisition took place as of April 1, 2005.

The Reorganization is not designed to be tax-free. Thus, it is expected that when shareholders of the Balanced Fund become shareholders of the Life Vision Moderate Growth Fund pursuant to the Reorganization, they may realize a gain or loss for federal income tax purposes. The amount of such gain or loss will equal the difference between the fair market value of the Life Vision Moderate Growth Fund shares received, as compared with the basis of the Balanced Fund shares surrendered in exchange therefor. Such gain or loss will be a capital gain or loss to the extent that the shareholder in question held the Balanced Fund shares as a capital asset. The applicable tax rate on such capital gain or loss will generally depend on the shareholder's holding period of the Balanced Fund shares.

     In addition, the Balanced Fund will, on the liquidation of its assets, recognize gain or loss to the extent of any appreciation or depreciation inherent in such assets. The Balanced Fund, if eligible, intends to treat any such resulting gain as having been paid out through liquidating distributions for purposes of computing its dividends paid deduction. Various tax rules may limit the ability of a shareholder to claim a deduction for any resulting losses.

     Immediately prior to the Reorganization, the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Balanced Fund's investment company taxable income for taxable years ending on or prior to the effective time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the effective time (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Balanced Fund shareholders. Alternatively, the Balanced Fund may, if eligible, treat the distribution to its shareholders of Life Vision Moderate Growth Fund shares in complete liquidation of the Balanced Fund as having paid out its earnings and profits for purposes of computing the Balanced Fund's dividends paid deduction for its final taxable year. The proceeds from this distribution will be automatically reinvested in shares of the Life Vision Moderate Growth Fund, unless the shareholders has previously elected to receive payment for dividends and capital gains in cash.

     This discussion assumes that a shareholder holds the shares of the Balanced Fund as a capital asset within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (generally, property held for investment). This discussion does not address all aspects of federal income tax that may be relevant to a shareholder in light of its particular circumstances, or that may apply to a shareholder that is subject to special treatment under the federal income tax laws (including, for example, insurance companies, dealers in securities or foreign currencies, traders in securities who elect the mark-to-market method of accounting for their securities, holders subject to the alternative minimum tax, persons that have a functional currency other than the U.S. dollar, tax-exempt organizations, financial institutions, mutual funds, partnerships or other pass-through entities for federal income tax purposes, controlled foreign corporations, passive foreign investment companies, certain expatriates, corporations that accumulate earnings to avoid federal income tax, shareholders who hold shares through a tax-qualified employee benefit plan or retirement account). In addition, this discussion does not address any tax considerations under state, local or foreign tax laws, or federal laws other than those pertaining to the federal income tax that may apply to shareholders.

          Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. For more information about the tax consequences of owning shares of the Life Vision Moderate Growth Fund, please see the Life Vision Moderate Growth Fund's prospectus and Statement of Additional Information.

The acquisition would be accomplished by an acquisition of the assets and assumption of the stated liabilities of the Balanced Fund in exchange for shares of the Life Vision Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Balanced Fund and the Life Vision Fund have been combined as of and for the twelve months ended March 31, 2006. Following the acquisition, the Life Vision Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the results of operations for pre-combination periods of the Life Vision will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Life Vision Fund and the Balanced Fund included in their annual report dated March 31, 2006.

3.   PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the accompanying pro forma financial statements reflect the adjustments necessary to show expenses at the contractual rates that would have been in effect as if the above-mentioned acquisition of the Balanced Fund by the Life Vision Fund had taken place as of April 1, 2005. The investment advisory fees and the distribution fees, as applicable, disclosed in the pro forma combined column are calculated at the rates in effect for the Fund based upon the combined net assets of the Balanced Fund and the Life Vision Fund. The Life Vision Fund does not participate in securities lending activities. Therefore, accounts relating to securities lending activity of the Balanced Fund have been eliminated in the accompanying pro forma combined financial statements.

The assets of the Life Vision Fund consist of investments in underlying affiliated investment companies. As a result, the Life Vision Fund bears an indirect, proportionate share of the underlying Funds' expenses, in addition to the direct expenses of the Fund. None of the investments owned by the Balanced Fund as of March 31, 2006, as reflected on the accompanying pro forma combined schedule of investments, are in underlying affiliated investment companies and, as such, none are permissible investments for the Life Vision Fund. If the investments owned by the Balanced Fund as of March 31, 2006 were in underlying affiliated investment companies, such investments would constitute permissible investments and the Life Vision Fund's indirect, proportionate share of the underlying Funds' expenses would have increased.

All investments owned by the Balanced Fund as of March 31, 2006, as reflected on the accompanying pro forma combined schedule of investments, will be sold prior to completion of the Life Vision Fund's acquisition of the Balanced Fund's assets. These sales will result in realized gains and losses which will be distributed to shareholders of the Balanced Fund prior to completion of the acquisition.

4.   SECURITY VALUATION, SECURITY TRANSACTIONS AND INVESTMENT INCOME, AND
     EXPENSES

Security Valuation - The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not pre-authorize the Fund's accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee Meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

The assets of the Life Vision Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying STI Classic Funds in which the Life Vision Fund invests. Also, in addition to the Life Vision Fund's direct expenses, shareholders bear a proportionate share of the underlying Funds' expenses.

Security Transactions and Investment Income - During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions on the last business day of the reporting period are accounted for on trade date. Securities sold are determined on a specific identification basis. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

Expenses - Expenses that are directly related to a Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Income, non-class specific expenses and realized / unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

5.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Trusco Capital Management, Inc., a wholly-owned subsidiary of SunTrust Banks, Inc., serves as Investment Adviser and receives an annual fee, computed daily and paid monthly, of 0.10% of the average daily net assets of the Life Vision Fund. The Investment Adviser has contractually agreed, effective August 1, 2005 until at least August 1, 2007, to waive fees and/or reimburse the Life Vision Fund to the extent necessary such that total operating expenses will not exceed 0.20%, 0.50%, 1.20% and 0.95% of the average daily net assets of the I Shares, A Shares, C Shares and B Shares, respectively. Also effective August 1, 2005, the Investment Adviser may retain the difference between the total operating expenses and the actual expenses incurred to recapture any of its prior waivers or reimbursements, until August 1, 2008. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expenses to exceed the contractual limits described above. As of March 31, 2006, the fee repayments that may potentially be made to the Investment Adviser from the Life Vision Fund total $10,000. SunTrust Bank serves as custodian for the Life Vision Fund.

The Trust and STI Classic Variable Trust are parties to a Master Services Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator"), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% on amounts over $30 billion plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 total classes of shares. An affiliate of the Administrator serves as the Distributor under the terms of a Distribution Services Agreement and receives distribution service fees equivalent to 0.30%, 1.00% and 0.75% of the average daily net assets of the A Shares, C Shares and B Shares, respectively of the Life Vision Fund. No distribution fees are paid relating to the I Shares.

Certain officers of the Trust, including the Chief Compliance Officer, are also officers of the Investment Adviser, the Administrator and/or the Distributor. Such officers receive no fees from the Trust. Trustees of the Trust receive an annual retainer fee and an additional fee for each meeting attended.

On February 27, 2006, the Balanced Fund received a redemption request of approximately $53,000,000, which represented approximately 31% of the net assets of that Fund as of that date. The Investment Adviser immediately sold significant security positions sufficient to generate the amount of cash required to satisfy the redemption request. These sales were conducted in an expedited manner not contemplated in the ordinary operations of the Fund. As a result, certain of the securities were sold at prices less than those achievable in the ordinary operations of the fund. The Investment Adviser determined the security sales, if undertaken in the ordinary operations of the Fund, would have resulted in additional sales proceeds to the Fund. Accordingly, the Investment Adviser and an affiliate of the Investment Adviser, contributed a total of $71,348 to the Balanced Fund, such that shareholders were unaffected by the impact of the expedited security sales.

6.   CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Life Vision Fund would have been issued at March 31, 2006, in connection with the proposed acquisition and reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Balanced Fund, as of March 31, 2006, divided by the net asset value per share of the corresponding class of shares of the Life Vision Fund as of March 31, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2006 (in thousands):

                   SHARES OF THE STI
                  CLASSIC LIFE VISION
                    MODERATE GROWTH     ADDITIONAL SHARES   TOTAL OUTSTANDING
                       FUND, PRE-       ASSUMED ISSUED IN      SHARES POST-
CLASS OF SHARES       COMBINATION         REORGANIZATION       COMBINATION
---------------   -------------------   -----------------   -----------------
I Shares                 14,594               6,419               21,013
A Shares                    537                 536                1,073
C Shares                    155               2,840                2,995
B Shares                  1,301                  --                1,301

7.   FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the reorganization, the Life Vision Fund intends to continue to qualify as regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments owned by the Life Vision Fund will not change as a result of the acquisition of the Balanced Fund. All of the investments owned by the Balanced Fund as of March 31, 2006, as reflected on the accompanying pro forma combined schedule of investments, will be sold prior to the acquisition. As such, none of the tax cost of investments reflected by the Balanced Fund as of March 31, 2006 will be assumed by the Life Vision Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(3) Not applicable.

(4) Plan of Reorganization is filed herein as Exhibit A to proxy statement/prospectus.

(5) Not applicable.

(6)(a) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0001047469-98-028802 on July 30, 1998.

(6)(d) Revised Schedule A dated February 14, 2006 to the Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(6)(e) Expense Limitation Agreement dated August 1, 2006 between STI Classic Funds and Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-06-008108 on October 12, 2006.

(6)(f) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(7) Distribution Services Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is incorporated herein by reference to exhibit (e)(1) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(8) Not applicable.

(9)(a) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(9)(c) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(9)(d) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(9)(e) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.

(9)(f) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(9)(g) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(10)(a) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(10)(b) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(10)(c) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(10)(d) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(10)(e) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable to be filed by amendment.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus to be filed by amendment.

(13)(a) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(b) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(13)(c) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(13)(d) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(13)(e) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(13)(f) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(g) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(13)(h) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(14) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, to be filed by amendment.

(15) Not applicable.

(16) Powers of attorney filed herewith.

(17)(a) Prospectuses and SAI for the STI Classic Funds dated August 1, 2006 are incorporated by reference into Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-006291 on July 31, 2006.

(17)(b) Audited Annual Financial Report for the STI Classic Funds dated March 31, 2006 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000950152-06-005022 on June 8, 2006.

(17)(c) Form of proxy card to be filed by amendment.

ITEM 17. UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph
     (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Boston, Commonwealth of Massachusetts on the 20th day of November, 2006.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



/s/ F. Wendell Gooch*                   Trustee                November 20, 2006
-------------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                   Trustee                November 20, 2006
-------------------------------------
James O. Robbins


/s/ Thomas Gallagher*                   Trustee                November 20, 2006
-------------------------------------
Thomas Gallagher


/s/ Richard W. Courts, II*              Trustee                November 20, 2006
-------------------------------------
Richard W. Courts, II


/s/ Clarence H. Ridley*                 Trustee                November 20, 2006
-------------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee                November 20, 2006
-------------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee                November 20, 2006
-------------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee                November 20, 2006
-------------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*                 Trustee                November 20, 2006
-------------------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young                    President              November 20, 2006
-------------------------------------
R. Jeffrey Young


/s/ Joel B. Engle                       Treasurer & Chief      November 20, 2006
-------------------------------------   Financial Officer
Joel B. Engle


* By /s/ Cynthia Surprise
     --------------------------------
     Cynthia Surprise, pursuant to
     the powers of attorney filed
     herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 14th day of February, 2006.


/s/ Richard W. Courts, II               /s/ Thomas Gallagher
-------------------------------------   ----------------------------------------
Richard W. Courts, II, Trustee          Thomas Gallagher, Trustee


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow
-------------------------------------
Charles D. Winslow, Trustee

                                  EXHIBIT INDEX

EXHIBIT   DOCUMENT
-------   --------
EX        Plan of Reorganization is filed herein as Exhibit A to Proxy
          Statement/Prospectus.